(16) Preferred Stock: Convertibility (Details)	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2013
Details
Common shares issued for each share of Series D Preferred stock		30
Exchange Offer Number of Series D Preferred Converted to Common Stock Shares	24,503